Divestitures (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Financial Information from Discontinued Operations

The carrying value of the major classes of assets and liabilities for these discontinued operations were as follows:

December 31, 2012
Assets:
Trade receivables, net	$11.7
Other receivables	0.4
Inventories	7.5
Other current assets	0.8
Property and equipment, net	18.6
Goodwill	40.2
Intangible assets, net	8.1

Assets held for sale	$87.3

Liabilities:
Accounts payable	$3.6
Other current liabilities	3.9
Other liabilities	1.4

Liabilities held for sale	$8.9

Rigid Medical Packaging Business [Member]
Schedule of Financial Information from Discontinued Operations

Following is selected financial information included in net earnings from discontinued operations:

	Year Ended December 31,
	2013	2012	2011
Net sales	$89.6	$88.9	$83.6

Operating profit	$11.4	$10.6	$8.6

Earnings before income tax provision	$11.1	$10.6	$8.6
Income tax provision	3.5	2.8	2.8

Net earnings from discontinued operations	$7.6	$7.8	$5.8

Gain on sale of discontinued operations before income tax provision	$40.2	$—	$—
Income tax provision on sale	17.3	—	—

Net gain on sale of discontinued operations	$22.9	$—	$—

Diversey Japan [Member]
Schedule of Financial Information from Discontinued Operations

Following is selected financial information included in net earnings from discontinued operations:

	2012	2011
Net sales	$273.5	$90.0

Operating profit	$34.1	$17.9

Earnings before income tax provision	$33.0	$18.1
Income tax provision	12.1	7.5

Net earnings from discontinued operations	$20.9	$10.6

Gain on sale of discontinued operations before income tax provision	$210.8	$—
Income tax provision on sale	31.9	—

Net gain on sale of discontinued operations	$178.9	$—